Pensions and other post-retirement benefits - Current asset allocation (Details)	Dec. 31, 2023
United Kingdom
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	8.00%
Bonds/cash (including LDI)	85.00%
Property/real estate	7.00%
US
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	19.00%
Bonds/cash (including LDI)	81.00%
Property/real estate	0.00%